Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Gem [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Nonrelated Party [Member]	Common Stock [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] Gem [Member]	Common Stock [Member] Nonrelated Party [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	Additional Paid-in Capital [Member] Gem [Member]	Additional Paid-in Capital [Member] Nonrelated Party [Member]	Retained Earnings [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Retained Earnings [Member] Gem [Member]	Retained Earnings [Member] Nonrelated Party [Member]	Total	Related Party [Member]	Yorkville [Member]	Gem [Member]	Nonrelated Party [Member]
Balance at Dec. 31, 2021	$ 6,318,491					$ 828					$ 1,151,333					$ (16,891,560)					$ (15,739,399)
Balance, shares at Dec. 31, 2021	2,328,823					8,276,972
Stock-based compensation											770,336										770,336
Net loss																(15,468,502)					(15,468,502)
Exercise of stock options						$ 1					5,015										$ 5,016
Exercise of stock options, shares						8,538															8,538
Retroactive application of recapitalization	$ (6,318,491)					$ (176)					6,318,667										$ 6,318,491
Retroactive application of recapitalization, shares	(2,328,823)					(1,758,003)
Adjusted balance, beginning of period						$ 652					7,470,000					(16,891,560)					(9,420,908)
Adjusted balance, beginning of period, shares						6,518,969
Repurchase of shares in High Attendance sale						$ (8)					8
Repurchase of shares in High Attendance sale, shares						(81,908)
Conversion of simple agreement for future equity-related party
Modification of convertible notes payable-related party
Shares issued under share transfer agreement-related party
Balance at Dec. 31, 2022						$ 645					8,245,359					(32,360,062)					(24,114,058)
Balance, shares at Dec. 31, 2022						6,445,599
Stock-based compensation											402,448										402,448
Net loss																(3,765,122)					(3,765,122)
Exercise of stock options						$ 1					5,542										5,543
Exercise of stock options, shares						8,538
Balance at Mar. 31, 2023						$ 646					8,653,349					(36,125,184)					(27,471,189)
Balance, shares at Mar. 31, 2023						6,454,137
Balance at Dec. 31, 2022						$ 645					8,245,359					(32,360,062)					(24,114,058)
Balance, shares at Dec. 31, 2022						6,445,599
Conversion of convertible notes-related party							$ 115			$ 53		$ 7,271,253			$ 3,346,179							7,271,368			3,346,232
Conversion of convertible notes-related party, shares							1,146,435			529,867
Shares issued to Yorkville for aggregate commitment fee								$ 30					$ 3,287,970										$ 3,288,000
Shares issued to Yorkville for aggregate commitment fee, shares								300,000
Stock-based compensation											1,245,796										1,245,796
Net loss																(14,406,262)					(14,406,262)
Exercise of stock options						$ 2					30,759										$ 30,761
Exercise of stock options, shares						17,643															17,643
Reverse recapitalization (Note 4)						$ 587					(17,859,146)										$ (17,858,559)
Reverse recapitalization (Note 4), shares						5,872,210
Conversion of simple agreement for future equity-related party							$ 55			$ 4		6,049,711			$ 456,230							6,049,766			$ 456,234
Conversion of simple agreement for future equity-related party, shares							551,949			41,626
Modification of convertible notes payable-related party												9,909									9,909	9,909
Shares issued under share transfer agreement-related party												2,498,965										2,498,965
Issuance of Cantor fee shares						$ 111					(111)
Issuance of Cantor fee shares, shares						1,113,927
Excise tax											305,719										305,719
Balance at Dec. 31, 2023						$ 1,602					14,888,593					(46,766,324)					(31,876,129)
Balance, shares at Dec. 31, 2023						16,019,256
Conversion of convertible notes-related party							$ 89	$ 223				$ 2,540,002	1,666,777									$ 2,540,091	1,667,000
Conversion of convertible notes-related party, shares							890,611	2,233,735
Shares issued to Yorkville for aggregate commitment fee								$ 71					$ 499,929										$ 500,000
Shares issued to Yorkville for aggregate commitment fee, shares								710,025
Shares issued to Roth for advisory fee						$ 18					278,815										278,833
Shares issued to Roth for advisory fee, shares						175,000
Shares issued to GEM									$ 14					$ 99,986										$ 100,000
Shares issued to GEM, shares									139,470
Shares issued for marketing expense						$ 15					194,920										194,935
Shares issued for marketing expense, shares						153,492
Forfeiture of sponsor shares						$ (10)					10
Forfeiture of sponsor shares, shares						(100,000)
Stock-based compensation											252,967										252,967
Net loss																(4,500,272)					$ (4,500,272)
Exercise of stock options, shares
Balance at Mar. 31, 2024						$ 2,022					$ 20,421,999					$ (51,266,596)					$ (30,842,575)
Balance, shares at Mar. 31, 2024						20,221,589